Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Two
The Director Series VII/VIIR
[The Contract was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: The Director Series VII/VIIR, NatCity Director, First Horizon Director Series I/IR, The BB&T Director Series II/IIR, AmSouth Variable Annuity Series II/IIR, The Director Select Series II/IIR, The Director Choice Series II/IIR, The Huntington Director Series I/IR, The Director Solution Series I/IR, Director Preferred Series I/IR, Director Elite Series I/IR, The Wachovia Director Series I/IR, Fifth Third Director Series I/IR, and Director Classic Series I/IR]

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account One
The Director Series VII/VIIR
[The Contract was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: The Director Series VII/VIIR, The Director Solution Series I/IR, Director Preferred Series I/IR, Director Elite Series I/IR, and Wells Fargo Director Series I/IR]

Supplement dated May 1, 2026 to the prospectus dated May 1, 2026 and the updating summary prospectus dated May 1, 2026
The following supplements and amends the prospectus and updating summary prospectus for the above-mentioned Contracts. Please read this supplement carefully and retrain it for future reference. Special terms not defined in this supplement have the same meanings as in the prospectus or updating summary prospectus.
NOTICE OF FUND SUBSTITUTION
We have applied for and received an order from the U.S. Securities and Exchange Commission approving the substitution of certain underlying mutual funds under the Contracts (the “Substitution”). At the close of business on September 4, 2026 (the “Substitution Date”), shares of each “Existing Fund” will be substituted with shares of the corresponding “Replacement Fund,” as set forth in the table below.

Existing Fund	Replacement Fund
AB VPS Relative Value Portfolio - Class B	Putnam VT Large Cap Value Fund - Class IB
Allspring VT Small Cap Growth Fund - Class 1	Putnam VT Small Cap Growth Fund - Class IA
Allspring VT Small Cap Growth Fund - Class 2	Putnam VT Small Cap Growth Fund - Class IB
Invesco V.I. Government Money Market Fund - Series I	Putnam VT Government Money Market Fund - Class IA
Invesco V.I. Government Securities Fund - Series I	Franklin U.S. Government Securities VIP Fund - Class 1
Each Existing Fund will be closed to new investment (i.e., allocations of new premium payments and transfers) under the Contract after September 4, 2026. Each Replacement Fund will be available for new investment (i.e., allocations of new premium payments and transfers) under the Contract on or about September 8, 2026. Please see Appendix A.1 to review a list of investment options by product.
Information regarding each Replacement Fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in Appendix A in your prospectus or updating summary prospectus. Each Replacement Fund has also issued a prospectus that contains more detailed information about the Fund. Prospectuses for the Replacement Funds may be obtained free of charge by visiting the website listed in Appendix A of your prospectus or updating summary prospectus or by contacting us as instructed below.
On the Substitution Date, any Contact Value allocated to the Sub-Account investing in an Existing Fund (an “Existing Fund Sub-Account”) will be automatically transferred to the Sub-Account investing in the corresponding Replacement Fund (a “Replacement Fund Sub-Account”).
The Substitution will be effected at the relative net asset values of the Existing Funds’ and the Replacement Funds’ shares. Your Contract Value immediately prior to the Substitution will equal your Contract Value immediately after the Substitution. Contract Values will be automatically transferred without charge and without being subject to any limitations on transfers. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The fees and charges under your Contract will not increase as a result of the Substitution. Your rights and our obligations under your Contract will not be altered in any way.

For any optional benefit subject to investment restrictions, on the Substitution Date, the investment restrictions will be updated such that any eligible Existing Fund Sub-Account will be replaced by the corresponding Replacement Fund Sub-Account as an eligible investment option. See Appendix A of your prospectus or summary prospectus. The Substitution will not cause your optional benefit, if any, to be in violation of any applicable investment restrictions.
Please note the following important information about your free transfer rights:
•From the date of this Supplement through the Substitution Date, you may make a free transfer of Contract Value from any Existing Fund Sub-Account to any other Sub-Account available under your Contract. For 30 days after the Substitution Date, you may make a free transfer of Contract Value from any Replacement Fund Sub-Account to any other Sub-Account available under your Contract. Any such transfer will be free of charge and will not count against any restrictions or limits on the number of transfers that may be performed under your Contract, except that market timing policies and procedures and optional benefit investment restrictions will apply.
•If you own an optional benefit subject to investment restrictions: You are not permitted to transfer Contract Value to any ineligible investment options. Your optional benefit will be automatically terminated, in accordance with its terms, if you violate the applicable investment restrictions, including as a result of a pre- or post-Substitution transfer.
•Except as described above, we will not otherwise exercise any rights reserved by us under the Contract to impose additional restrictions on transfers from the date of this Supplement until at least 30 days after the Substitution Date.
Additional Information Related to the Substitution:
•Unless you provide us with new instructions in good order, on the Substitution Date:
◦Your standing instructions for future premium payments or withdrawals will be automatically updated to replace any Existing Fund Sub-Account with the corresponding Replacement Fund Sub-Account.
◦If you are participating in any automatic transfer, rebalancing, or withdrawal program, your program instructions will be automatically updated to replace any Existing Fund Sub-Account with the corresponding Replacement Fund Sub-Account and your participation in such program will continue without interruption.
•For any asset allocation models under the Contract, any Existing Fund Sub-Account that comprises a model will be replaced by the corresponding Replacement Fund Sub-Account. If you are participating in any such model, your participation will continue without interruption.
You may submit transfer requests, request copies of the Replacement Funds’ prospectuses, or provide updated instructions by mailing Talcott Resolution at PO Box 14293, Lexington, KY 40512-4293; calling 1-800-862-6668; or e-mailing asccontactus@talcottresolution.com.
If you have any questions regarding the Substitution, please call us at 1-800-862-6668.

HV-8212

2

DIRECTOR SERIES VII/VIIR VARIABLE ANNUITY
TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY

Updating Summary Prospectus for Existing Investors
May 1, 2026

This updating summary prospectus provides updated information about The Director Series VII/VIIR (the “contract”), an individual deferred flexible premium variable annuity contract. The contract is issued by us, Talcott Resolution Life and Annuity Insurance Company and Talcott Resolution Life Insurance Company (collectively, “Talcott Resolution,” “we, ”us,” ”our”)
The contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the product was sold. These marketing names include: The Director Series VII/VIIR, NatCity Director, First Horizon Director, The BB&T Director Series II/IIR, AmSouth Variable Annuity Series II/IIR, The Director Select Series II/IIR, The Director Choice Series II/IIR, The Huntington Director Series I/IR, The Director Solution Series I/IR, Director Preferred Series I/IR, Director Elite Series I/IR, The Wachovia Director Series I/IR, Fifth Third Director Series I/IR, Director Classic Series I/IR, and Wells Fargo Director Series I/IR.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, federal and state income taxes, and a 10% federal penalty tax. Withdrawals will also reduce death benefits and other guaranteed benefits under the contract.
The contract is a complex investment and involves risks, including potential loss of principal. All guarantees and obligations under the contract are subject to the financial strength and claims-paying ability of the company that issued your contract, either Talcott Resolution Life and Annuity Insurance Company or Talcott Resolution Life Insurance Company.
The prospectus for the contract contains more information about the contract including its features, benefits and risks. You can find the current prospectus and other information about the contract online at:
Issued by Talcott Resolution Life Insurance Company:

Contract Version	Website Address
The Director Series VII/VIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA00343
NatCity Director	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594224
First Horizon Director	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P102
The BB&T Director Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594265
AmSouth Variable Annuity Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594174
The Director Select Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594315
The Director Choice Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594240
The Huntington Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA00894
The Director Solution Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595205
Director Preferred Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595411
Director Elite Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595387
The Wachovia Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595262

Fifth Third Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA01058
Director Classic Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595189

Issued by Talcott Resolution Life and Annuity Insurance Company:

Contract Version	Website Address
The Director Series VII/VIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03726
The Director Select Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588200
The Director Solution Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588879
Director Preferred Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588499
Director Elite Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588473
Wells Fargo Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588291
You can also obtain this information at no cost by contacting us as instructed below.
Additional information about certain investment products, including variable and fixed annuities, has been prepared by the staff of the Securities and Exchange Commission (SEC) and is available at Investor.gov.
For additional information, please contact your investment professional or contact us by:
a.Mailing:     Talcott Resolution
PO Box 14293
Lexington, KY 40512-4293
a.Calling:        1-800-862-6668
b. Emailing:     asccontactus@cognisurance.com
c. Visiting:     www.talcottresolution.com

Special Terms Used in this Summary Prospectus

Contract Owner	The owner or holder of the contact including any joint owner(s) (or ”you”).
Contract Value	The total value of your allocations to the Sub-Accounts (and the Fixed Accumulation Feature, if applicable).
Fixed Accumulation Feature or FAF	Part of our General Account where you are able to allocate a portion of your Contract Value. In your Contract, the FAF may be called the “Fixed Account.” In the future, we may impose limitations on your ability to transfer funds or allocate future Premium Payments to the FAF. If you purchased your Contract between May 1, 2002 and September 12, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the FAF until further notice.
Fund	A registered investment company or a series thereof in which assets of a Sub-Account may be invested.

Payment Base	The amount used to determine benefit payments under certain optional benefits under the contract.
Premium Payment	Money sent to us to be invested in your Contract.
Sub-Accounts	The variable investment options under the Contract, also referred to as Fund options.
Sub-Account Value	The value of your allocations to the Sub-Accounts.

Updated Information About Your Contract
The following is a summary of certain contract features that have changed since the prospectus dated May 1, 2025, This may not reflect all of the changes that have occurred since you entered into your contract.

Summary of recent contract changes:
• At the close of business on September 4, 2026, the Company intends to substitute shares of certain underlying mutual funds under the Contract with shares of certain replacement funds (the “Substitution”). Additional information regarding the Substitution, including a list of existing funds and corresponding replacement funds, as well as your free transfer rights, is provided in the Notice of Substitution, also dated May 1, 2026, that supplements this updating summary prospectus.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Are there Charges for Early Withdrawals?
Your Contract may be subject to surrender charges. Surrender charges may apply to both partial and full Surrenders.
•If you withdraw money from your contract within 8 years following your last premium payment, you may be assessed a surrender charge of up to 7% (as a percentage of premium payments withdrawn), declining to 0% over that time period.
For example, if you were to withdraw $100,000 during a surrender charge period, you could be assessed a charge of up to $7,000. Losses due to surrender charges will be greater if there are taxes or tax penalties.
4. Fee Table 7. The Contract - c. Charges and Fees - Sales Charges
Are there Transaction Charges?	No. Other than surrender charges (if any), there are no charges for other contract transactions (e.g., transferring money between investment options).			4. Fee Table
Are there Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the contract that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses do not reflect any advisory fees paid to financial intermediaries from Contract Value or other assets of the Contract Owner. If such charges were reflected, the fees and expenses would be higher.
4. Fee Table 7. The Contract - c. Charges and Fees Appendix A - Investment Options Available Under the Contract

	Annual Fee	Minimum	Maximum
	Base Contract	1.26%¹	1.26%¹
	Fund fees and expenses	0.13%²	1.16%²
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.75%[1]

1 As a percentage of average daily Sub-Account Values. Includes the Mortality and Expense Risk Charge and Administrative Charge, plus a percentage attributable to the Annual Maintenance Fee.
2 As a percentage of Fund net assets.

Because your contract is customizable, the choices you may effect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,668	Highest Annual Cost: $3,835
	Assumes:	Assumes:
	•Investment of $100,000	•Investment of $100,000
	•5% annual appreciation	•5% annual appreciation
	•Least expensive Fund fees and expenses	•Most expensive combination of optional benefits and Fund fees and expenses
	•No optional benefits	•No sales charges or advisory fees
	•No sales charges or advisory fees	•No additional premium payments, transfers or withdrawals
•No additional premium payments, transfers or withdrawals

	RISKS		Location in Prospectus
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract, including loss of principal.		5. Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
•This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit guarantees are generally more beneficial to investors with a long-time horizon.
•Withdrawals may be subject to taxes, and a 10% penalty tax may be applied to Surrenders before age 59½.

What are the Risks Associated with the Investment Options?
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).
•Each investment option (including the FAF, if available) has its own unique risks.
•You should review the available investment options before making an investment decision.

What are the Risks Related to the Insurance Company?	An investment in the contract is subject to the risks related to us. Any obligations (including under the FAF), guarantees or benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Talcott Resolution, including our financial strength ratings, is available upon request by calling 1-800-862-6668.
	RESTRICTIONS		Location in Prospectus

Are there Restrictions on the Investment Options?
Yes.
•Certain investment options may not be available under your contract.
•You are allowed to make 1 transfer between the Fund options per day. You are allowed to make 20 transfers between the Fund options per contract year before we require you to submit additional transfer requests by mail. Your transfers between the Fund options are subject to policies designed to deter excessively frequent transfers and market timing. These transfer restrictions do not apply to transfers under the contract's automatic transfer programs.
•There are restrictions on the maximum amount that may be transferred annually from the FAF to the Fund options. If the FAF is available for investment, you must wait 6 months after your most recent transfer from the FAF before making a subsequent transfer into the FAF. These transfer restrictions may apply to the contract's automatic income programs.
•We reserve the right to remove or substitute Funds as investment options.
•The availability of investment options may vary depending on the broker-dealer through which the Contract is sold.
6. General Information

7. The Contract - a. Purchases and Contract Value

Appendix A - Investments Options Available under the Contract

Appendix A.1 - Investment Options by Product

Appendix E - Financial Intermediary Variations
Are There any restrictions on Contract Benefits?
Yes.
•Optional benefits may further limit or restrict the investment options that you may select under the contract. We may change these restrictions in the future.
•Withdrawals may significantly reduce the death benefit.
•Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or may result in termination of the benefit.
•Contract benefits may not be modified or terminated by us, except as otherwise provided.
•If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, that fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee by taking withdrawals from your Contract Value, the deduction for that fee is subject to surrender charges and will count toward your Annual Withdrawal Amount. Withdrawals to pay advisory fees will also reduce death benefits and other guaranteed benefits under the Contract and may be subject to federal and state income taxes and a 10% federal penalty tax.
•The availability of investment options may vary depending on the broker-dealer through which the Contract is sold.
7.a. Purchases and Contract Value - Deduction of Advisory Fee

7. The Contract c. Charges and Fees

8. Benefits Available Under the Contract

9. Death Benefits

10. Optional Withdrawal Benefits

13. Federal Tax Considerations

Appendix A - Investment Options Available Under the Contract

Appendix E - Financial Intermediary Variations
	TAXES	Location in Prospectus
What are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchased the contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the contract.
•Earnings on your contract are taxed at ordinary income rates when you withdraw them and you may have to pay a penalty if you take a withdrawal before age 59½.
13. Federal Tax Considerations
	CONFLICTS OF INTEREST	Location in Prospectus

How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this contract with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
12. Additional Information - c. Miscellaneous - How Contracts Were Sold
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.	7. The Contract a. Purchases and Contract Value and Replacement of Annuities

Appendix A — Investment Options Available Under the Contract
The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at:
Issued by Talcott Resolution Life Insurance Company:

Contract Version	Website Address
The Director Series VII/VIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA00343
NatCity Director	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594224
First Horizon Director	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P102
The BB&T Director Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594265
AmSouth Variable Annuity Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594174
The Director Select Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594315
The Director Choice Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416594240
The Huntington Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA00894
The Director Solution Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595205
Director Preferred Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595411
Director Elite Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595387
The Wachovia Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595262
Fifth Third Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA01058
Director Classic Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416595189

Issued by Talcott Resolution Life and Annuity Insurance Company:

Contract Version	Website Address
The Director Series VII/VIIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03726
The Director Select Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588200
The Director Solution Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588879
Director Preferred Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588499
Director Elite Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588473
Wells Fargo Director Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588291
You can also request this information at no cost by calling 1-800-862-6668 or by sending an email request to asccontactus@cognisurance.com.
The availability of Contract benefits may vary depending on the broker-dealer through which the Contact is sold. See Appendix E - Financial Intermediary Variations in your prospectus for additional information.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

APP A-1

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 Year	5 Year	10 Year
U.S. Equity	AB VPS Relative Value Portfolio - Class B Adviser: AllianceBernstein, L.P.	0.86%	10.20%	11.15%	10.30%
U.S. Equity	Allspring VT Discovery All Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.75%*	15.53%	6.31%	13.84%
U.S. Equity	Allspring VT Discovery All Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	15.27%	6.04%	13.57%
U.S. Equity	Allspring VT Discovery SMID Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	5.39%	(2.46)%	9.94%
Allocation	Allspring VT Index Asset Allocation Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	11.48%	7.54%	8.99%
U.S. Equity	Allspring VT Opportunity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.75%*	7.00%	9.22%	12.13%
U.S. Equity	Allspring VT Opportunity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	6.71%	8.94%	11.85%
U.S. Equity	Allspring VT Small Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.91%	9.55%	(0.70)%	10.22%
U.S. Equity	Allspring VT Small Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.16%	9.25%	(0.96)%	9.94%
International Equity	AST International Equity Portfolio Adviser: PGIM Investments LLC and AST Investment Services, Inc. Subadviser: Putnam Investment Management, LLC, Massachusetts Financial Services Company, PGIM Quantitative Solutions LLC, J.P. Morgan Investment Management Inc., and Jennison Associates LLC	1.02%	32.84%	5.76%	10.00%
U.S. Equity	BlackRock Large Cap Focus Growth V.I. Fund - Class I Adviser: BlackRock Advisors, LLC	0.77%*	11.80%	10.47%	16.28%
U.S. Equity	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors, LLC	0.13%	17.72%	14.28%	14.63%
Fixed Income	Franklin U.S. Government Securities VIP Fund - Class 1 Adviser: Franklin Advisers, Inc.	0.54%	7.01%	0.26%	1.39%
	Note: Available for investments on or about September 8, 2026.
Allocation	Hartford Balanced HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	12.14%	8.20%	8.97%
U.S. Equity	Hartford Capital Appreciation HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	13.72%	9.96%	11.93%
U.S. Equity	Hartford Disciplined Equity HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	14.32%	12.07%	13.46%
U.S. Equity	Hartford Dividend and Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	17.49%	12.68%	12.48%
Sector Equity	Hartford Healthcare HLS Fund - Class IA† Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.94%	16.10%	3.45%	7.85%
International Equity	Hartford International Opportunities HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	30.41%	6.86%	8.14%
U.S. Equity	Hartford MidCap HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	(0.38)%	0.24%	8.05%
U.S. Equity	Hartford Small Cap Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	6.83%	1.27%	8.66%
APP A-2

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 Year	5 Year	10 Year
U.S. Equity	Hartford Small Company HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.81%	12.96%	0.71%	10.55%
U.S. Equity	Hartford Stock HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.52%	7.97%	8.44%	10.98%
Fixed Income	Hartford Total Return Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	7.30%	(0.04)%	2.75%
Fixed Income	Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.45%	4.51%	2.88%	2.21%
Money Market	Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	0.38%	4.03%	3.05%	1.96%
Fixed Income	Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	0.70%	7.37%	0.04%	1.60%
Fixed Income	Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.	0.92%	6.73%	3.64%	4.83%
U.S. Equity	PSF PGIM Jennison Blend Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	0.86%*	18.05%	11.88%	13.50%
U.S. Equity	PSF PGIM Jennison Growth Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	1.00%*	13.81%	10.25%	16.15%
U.S. Equity	PSF PGIM Jennison Value Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	0.83%	16.41%	13.45%	10.94%
Money Market	Putnam VT Government Money Market Fund - Class IA** Adviser: Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited	0.44%	3.93%	2.95%	1.86%
	Note: Available for investments on or about September 8, 2026.
U.S. Equity	Putnam VT Large Cap Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%
	Note: Available for investments on or about September 8, 2026.
U.S. Equity	Putnam VT Small Cap Growth Fund - Class IA Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.87%*	9.07%	6.45%	11.72%
	Note: Available for investments on or about September 8, 2026.
U.S. Equity	Putnam VT Small Cap Growth Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	1.12%*	8.80%	6.18%	11.45%
	Note: Available for investments on or about September 8, 2026.
U.S. Equity	Victory Pioneer Fund VCT Portfolio - Class II Adviser: Victory Capital Management Inc.	1.00%*	23.08%	14.69%	15.47%

*	As noted, annual expenses reflect a contractual fee reduction under an expense reimbursement or fee waiver arrangement.
**	In a low interest rate environment, yields for money market funds, after deduction of contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact Value to a money market Sub-Account or participate in an Asset Allocation Program, if available, where Contract Value is allocated to a money market Sub-Account, that portion of the value of your Contract Value may decrease in value.
†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP A-3

The following is the fixed option currently available under the Contract. We may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate[1]
Fixed Accumulation Feature Contracts issued before May 1, 2003	N/A	3%
Fixed Accumulation Feature Contracts issued on or after May 1, 2003	N/A	1.5%
1 The FAF for the contract will be based on the issue date of the contract and the date the state allowed for lower minimum interest rates. The minimum rate will not change once the contract is issued.

Asset Allocation Models
This section provides information about the asset allocation models (or Portfolio Planner Models) that may be available for participation under the contract. Models may not be available to you.
You may participate in only one asset allocation model at a time. Your investments related to an asset allocation model will be rebalanced quarterly.

Models Available For The Following Contracts:

AmSouth VA 2	Director Classic 1	Director Elite 1
Director Preferred 1	Director Select 2	Fifth Third Director 1
First Horizon Director 1	The BB&T Director 2	The Director Choice 2
The Director Solution 1	The Director 7	The Huntington Director 1
The Wachovia Director 1	Wells Fargo Director 1	Director Elite Outlook 1
Director Elite Plus 1	Director Focus 1

The Portfolio Planner Models
The following model(s) (introduced as of May 2, 2022) are available for the Contract(s) listed above.
The percentage allocations below apply to value in the Sub-Accounts.

Fund	Series 1142	Series 1143	Series 2102	Series 3035
Hartford Disciplined Equity HLS Fund	15%	20%	25%	29%
Hartford Dividend and Growth HLS Fund	4%	5%	6%	8%
Hartford International Opportunities HLS Fund	5%	7%	9%	11%
Hartford MidCap HLS Fund	4%	5%	7%	8%
Hartford Small Cap Growth HLS Fund	2%	3%	3%	4%
Hartford Total Return Bond HLS Fund	43%	39%	32%	27%
Hartford Ultrashort Bond HLS Fund	27%	21%	18%	13%
Total	100%	100%	100%	100%
APP A-4

Appendix A.1 — Investment Options by Product
Investment options available to your specific Contract are listed in the following table.

Portfolio Company and Adviser/Subadviser	AmSouth Variable Annuity Series II/IIR (TL)	Director Classic Series I/IR (TL)	Director Elite Series I/IR (TL/TLA)	Director Preferred Series I/IR (TL/TLA)	Fifth Third Director Series I/IR (TL)	First Horizon Director Series I/IR (TL)	NatCity Director (TL)	The BB&T Director Series II/IIR (TL)	The Director Choice Series II/IIR (TL)	The Director Select Series II/IIR (TL/TLA)	The Director Solution Series I/IR (TL/TLA)	The Director Series VII/VIIR (TL/TLA)	The Huntington Director Series I/IR (TL)	The Wachovia Director Series I/IR (TL)	Wells Fargo Director Series I/IR (TLA)
AB VPS Relative Value Portfolio - Class B Adviser: AllianceBernstein, L.P.									X
Allspring VT Discovery All Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC										X				X
Allspring VT Discovery All Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC															X
Allspring VT Discovery SMID Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC															X
Allspring VT Index Asset Allocation Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC															X
Allspring VT Opportunity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC										X				X
Allspring VT Opportunity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC															X
Allspring VT Small Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC										X				X
Allspring VT Small Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC															X
AST International Equity Portfolio
Adviser: PGIM Investments LLC and AST Investment Services, Inc.
Subadviser: Putnam Investment Management, LLC, Massachusetts Financial Services Company, PGIM Quantitative Solutions LLC, J.P. Morgan Investment Management Inc., and Jennison Associates LLC			X
BlackRock Large Cap Focus Growth V.I. Fund - Class I Adviser: BlackRock Advisors, LLC											X
BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors, LLC	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Franklin U.S. Government Securities VIP Fund - Class 1 Adviser: Franklin Advisers, Inc.	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Note: Available for investments on or about September 8, 2026.
Hartford Balanced HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Capital Appreciation HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Disciplined Equity HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Dividend and Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
APP A.1-1

Portfolio Company and Adviser/Subadviser	AmSouth Variable Annuity Series II/IIR (TL)	Director Classic Series I/IR (TL)	Director Elite Series I/IR (TL/TLA)	Director Preferred Series I/IR (TL/TLA)	Fifth Third Director Series I/IR (TL)	First Horizon Director Series I/IR (TL)	NatCity Director (TL)	The BB&T Director Series II/IIR (TL)	The Director Choice Series II/IIR (TL)	The Director Select Series II/IIR (TL/TLA)	The Director Solution Series I/IR (TL/TLA)	The Director Series VII/VIIR (TL/TLA)	The Huntington Director Series I/IR (TL)	The Wachovia Director Series I/IR (TL)	Wells Fargo Director Series I/IR (TLA)
Hartford Healthcare HLS Fund - Class IA† Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford International Opportunities HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford MidCap HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Small Cap Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Small Company HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Stock HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Total Return Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
PSF PGIM Jennison Blend Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC			X
PSF PGIM Jennison Growth Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC			X
PSF PGIM Jennison Value Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC			X
Putnam VT Government Money Market Fund - Class IA** Adviser: Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Note: Available for investments on or about September 8, 2026.
Putnam VT Large Cap Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited									X
Note: Available for investments on or about September 8, 2026.
Putnam VT Small Cap Growth Fund - Class IA Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited										X				X
Note: Available for investments on or about September 8, 2026.
APP A.1-2

Portfolio Company and Adviser/Subadviser	AmSouth Variable Annuity Series II/IIR (TL)	Director Classic Series I/IR (TL)	Director Elite Series I/IR (TL/TLA)	Director Preferred Series I/IR (TL/TLA)	Fifth Third Director Series I/IR (TL)	First Horizon Director Series I/IR (TL)	NatCity Director (TL)	The BB&T Director Series II/IIR (TL)	The Director Choice Series II/IIR (TL)	The Director Select Series II/IIR (TL/TLA)	The Director Solution Series I/IR (TL/TLA)	The Director Series VII/VIIR (TL/TLA)	The Huntington Director Series I/IR (TL)	The Wachovia Director Series I/IR (TL)	Wells Fargo Director Series I/IR (TLA)
Putnam VT Small Cap Growth Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited															X
Note: Available for investments on or about September 8, 2026.
Victory Pioneer Fund VCT Portfolio - Class II Adviser: Victory Capital Management Inc.	X

APP A.1-3

The prospectus and Statement of Additional Information ("SAI") contain additional information about the Contract, Union Security, and the Separate Account. The prospectus and SAI, dated the same date as this updating summary prospectus, are incorporated by reference. The prospectus and SAI are available, without charge, upon request. You may request copies of the prospectus or SAI, request information about your contract, and make other inquiries about your contract by:

a Mailing:        Talcott Resolution, PO Box 14293, Lexington, KY 40512-4293
a. Calling:        1-800-862-6668
b. Emailing:    asccontactus@cognisurance.com
c. Visiting:        www.talcottresolution.com
EDGAR Identifier :
Talcott Resolution Life Insurance Company:
The Director Series VII/VIIR:        C000007119
The BB&T Director Series II/IIR:    C000059410
AmSouth Variable Annuity Series II/IIR:    C000059403
The Director Select Series II/IIR:    C000059412
The Director Choice Series II/IIR:    C000059411
The Huntington Director Series I/IR:    C000059404
The Director Solution Series I/IR:    C000059413
Director Preferred Series I/IR:        C000059408
Director Elite Series I/IR:        C000059407
The Wachovia Director Series I/IR:    C000059405
Fifth Third Director Series I/IR:        C000059409
Director Classic Series I/IR:        C000059406
First Horizon Director Series I/IR    C000007119
NatCity Director            C000007119

Talcott Resolution Life and Annuity Insurance Company:
The Director Series VII/VIIR:        C000005958
The Director Select Series II/IIR:    C000059416
The Director Solution Series I/IR:    C000059417
Director Preferred Series I/IR:        C000059415
Director Elite Series I/IR:        C000059414
Wells Fargo Director Series I/IR:    C000059418